Contract liabilities (Tables)	12 Months Ended
Dec. 31, 2023
Contract liabilities [abstract]
Schedule of contract liabilities

	2023	2022
Contract liabilities	$6,111,017	$5,674,290
Movement in contract liabilities is as follows:

	2023	2022
Balance at January 1	$5,674,290	$9,587,245
Revenue recognized	(1,937,086)	(5,904,877)
Additions from acquisition (note 34(C))	—	416,307
Receipt from customers upon entering sales contracts	2,373,813	1,575,615
Balance at December 31	$6,111,017	$5,674,290